Tax Assets (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Other Federal Tax [Member]
Tax Assets [Line Items]
Other income	R$ 24,163	R$ 90,450